Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	Average interest rate (1)	12.31.24	12.31.23
Cash and bank accounts (4)
Brazilian reais	-	296,529	160,310
Saudi riyal	-	256,879	307,151
U.S. dollar	-	630,990	768,868
Euro	-	16,995	24,506
Turkish lira	-	6,348	93,641
Other currencies	-	170,621	252,781
		1,378,362	1,607,257
Cash equivalents (4)
In Brazilian reais
Investment funds	12.15%	4,727	4,676
Offshore note (3)	11.18%	1,501,608	-
Bank deposit certificates	12.16%	3,716,958	4,876,861
		5,223,293	4,881,537
In U.S. Dollar
Term deposit	5.22%	2,721,270	2,069,531
Overnight	-	1,582	17,570
Other currencies
Term deposit (Saudi riyal)	5.42%	959,103	612,110
Term deposit (2)		881,754	76,659
		4,563,709	2,775,870
		11,165,364	9,264,664
(1)	Weighted average annual interest rate.
(2)	The amounts are substantially denominated in Turkish Lira (TRY) at a weighted average rate of 49.57% (43.00% on December 31, 2023).
(3)	Investment in financial institutions in the international market, with the balance in Reais (R$), indexed to the DI.
(4)	All balances are converted to Reais (R$).